Share-Based Compensation (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares under the plan	2,500,000
Vesting period	4 years
Total unrecognized compensation cost	$ 2.1
Granted	564,000	650,000
Options exercisable	198,867	95,259	289,367
Exercisable options, weighted average exercise price	$ 10.34
Weighted average remaining contractual terms options exercisable	5 years
Unvested (in shares)	1,050,666
Share-based compensation expense	$ 2.2	$ 2.2	$ 2.5
Income tax benefit recognized	0.9	$ 0.9	$ 0.9
Accounting Standards Update 2016-09 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recorded tax deficiencies on vested shares in benefit from income taxes	$ 0.4
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Expiration period	4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Expiration period	7 years
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Equity Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Equity Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
GTS Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
GTS Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
GTS Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost	$ 2.5
Granted	271,279	190,179